Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	COMMUNICATION SERVICES — 1.0%
889	Ziff Davis, Inc.*	$69,387
	CONSUMER DISCRETIONARY — 10.5%
4,898	American Eagle Outfitters, Inc.	65,829
664	America's Car-Mart, Inc.*	52,595
4,362	Bloomin' Brands, Inc.	111,885
362	Cavco Industries, Inc.*	115,022
5,792	Dana, Inc.	87,170
579	Green Brick Partners, Inc.*	20,300
535	Johnson Outdoors, Inc. - Class A	33,710
297	LCI Industries	32,631
2,512	Modine Manufacturing Co.*	57,902
1,062	Ollie's Bargain Outlet Holdings, Inc.*	61,532
389	TopBuild Corp.*	80,967
1,253	Upbound Group, Inc.	30,711
		750,254
	CONSUMER STAPLES — 2.0%
2,174	BellRing Brands, Inc. - Class A*	73,916
2,465	Calavo Growers, Inc.	70,918
		144,834
	ENERGY — 4.2%
2,509	ChampionX Corp.	68,069
1,028	Civitas Resources, Inc.	70,254
463	Helmerich & Payne, Inc.	16,552
2,443	Northern Oil and Gas, Inc.	74,145
14,598	Southwestern Energy Co.*	72,990
		302,010
	FINANCIALS — 23.9%
2,129	1st Source Corp.	91,866
1,668	American Equity Investment Life Holding Co.	60,865
3,123	Argo Group International Holdings Ltd.[1]	91,473
1,400	Banc of California, Inc.	17,542
2,579	Bank OZK	88,202
1,796	BankUnited, Inc.	40,554
653	Banner Corp.	35,504
2,865	Cadence Bank	59,477
1,532	Enterprise Financial Services Corp.	68,312
1,054	First Interstate BancSystem, Inc. - Class A	31,472
5,472	Heritage Commerce Corp.	45,582
5,190	Home BancShares, Inc.	112,675
1,928	HomeStreet, Inc.	34,685
662	Horace Mann Educators Corp.	22,164

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
539	Lakeland Financial Corp.	$33,763
2,602	National Bank Holdings Corp. - Class A	87,063
5,120	New York Community Bancorp, Inc.	46,285
2,159	Origin Bancorp, Inc.	69,412
1,701	Peapack-Gladstone Financial Corp.	50,384
1,292	Pinnacle Financial Partners, Inc.	71,267
717	Piper Sandler Cos.	99,383
710	SouthState Corp.	50,594
1,958	Stifel Financial Corp.	115,698
1,458	Texas Capital Bancshares, Inc.*	71,384
1,775	United Community Banks, Inc.	49,913
1,410	Washington Federal, Inc.	42,469
1,633	Wintrust Financial Corp.	119,127
		1,707,115
	HEALTH CARE — 9.6%
1,693	AdaptHealth Corp.*	21,044
909	Addus HomeCare Corp.*	97,045
603	AMN Healthcare Services Inc*	50,025
2,193	ANI Pharmaceuticals, Inc.*	87,106
1,823	Halozyme Therapeutics, Inc.*	69,620
213	ICU Medical, Inc.*	35,136
1,236	LeMaitre Vascular, Inc.	63,617
490	Mesa Laboratories, Inc.	85,618
4,231	NextGen Healthcare, Inc.*	73,662
772	Organon & Co.	18,157
1,195	Simulations Plus, Inc.	52,508
906	Syneos Health, Inc.*	32,272
		685,810
	INDUSTRIALS — 17.2%
256	Acuity Brands, Inc.	46,779
815	Alamo Group, Inc.	150,090
423	Astec Industries, Inc.	17,449
454	Chart Industries, Inc.*	56,932
2,189	Gibraltar Industries, Inc.*	106,166
530	Helios Technologies, Inc.	34,662
1,185	IES Holdings, Inc.*	51,062
2,693	Insteel Industries, Inc.	74,919
1,111	Kirby Corp.*	77,437
496	Regal Rexnord Corp.	69,802
263	Saia, Inc.*	71,557
693	Simpson Manufacturing Co., Inc.	75,980
827	UFP Industries, Inc.	65,722
285	UniFirst Corp.	50,226

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
336	Valmont Industries, Inc.	$107,278
4,269	Wabash National Corp.	104,975
437	WESCO International, Inc.	67,534
		1,228,570
	INFORMATION TECHNOLOGY — 6.9%
2,165	Cambium Networks Corp.*,1	38,364
2,379	Coherent Corp.*	90,592
508	Diodes, Inc.*	47,122
2,678	Ichor Holdings Ltd.*,1	87,678
1,037	MaxLinear, Inc.*	36,513
806	Perficient, Inc.*	58,185
546	Plexus Corp.*	53,273
1,376	Progress Software Corp.	79,051
		490,778
	MATERIALS — 6.5%
360	Alcoa Corp.	15,322
1,281	Carpenter Technology Corp.	57,338
423	Eagle Materials, Inc.	62,075
599	H.B. Fuller Co.	41,001
1,841	Hawkins, Inc.	80,599
477	Materion Corp.	55,332
493	Quaker Chemical Corp.	97,589
1,439	Ryerson Holding Corp.	52,351
		461,607
	REAL ESTATE — 10.4%
3,051	Alpine Income Property Trust, Inc. - REIT	51,348
2,147	American Assets Trust, Inc. - REIT	39,913
1,008	Community Healthcare Trust, Inc. - REIT	36,893
1,849	Corporate Office Properties Trust - REIT	43,840
528	EastGroup Properties, Inc. - REIT	87,289
1,418	Essential Properties Realty Trust, Inc. - REIT	35,237
4,410	Kite Realty Group Trust - REIT	92,257
5,747	Macerich Co. - REIT	60,918
1,435	National Storage Affiliates Trust - REIT	59,954
1,770	NexPoint Residential Trust, Inc. - REIT	77,296
1,591	PotlatchDeltic Corp. - REIT	78,755
7,498	Sunstone Hotel Investors, Inc. - REIT	74,080
		737,780
	UTILITIES — 3.5%
994	ALLETE, Inc.	63,984
627	American States Water Co.	55,734

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,479	Avista Corp.	$62,783
639	IDACORP, Inc.	69,223
		251,724
	TOTAL COMMON STOCKS
	(Cost $6,922,310)	6,829,869

Principal Amount
	SHORT-TERM INVESTMENTS — 5.4%
$384,907	Goldman Sachs FS Government Fund - Institutional Class, 4.66%[2]	384,907
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $384,907)	384,907
	TOTAL INVESTMENTS — 101.1%
	(Cost $7,307,217)	7,214,776
	Liabilities in Excess of Other Assets — (1.1)%	(77,339)
	NET ASSETS — 100.0%	$7,137,437

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.